SHARE OPTIONS AND WARRANTS RESERVE - Summary of Changes in Share Option and Warrants Reserve (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares
Share Options and Warrants Reserve [Roll Forward]
Number of share options and warrants outstanding (in shares) | shares	2,844,744		7,021,514	2,854,744
Number of awards, granted (in shares) | shares	4,056,770		655,544
Number of share options exercised (in shares) | shares			(2,109,744)
Number of share warrants repurchased (in shares) | shares			(200,000)
Number of share options forfeited (in shares) | shares			(19,330)	(10,000)
Number of modification of share warrants (in shares) | shares				0
Number of share options and warrants outstanding (in shares) | shares		5,347,984	5,347,984	2,844,744
Beginning balance	$ 1,462		$ 2,442	$ 296
Share options and warrants expense			1,609	297
Share options granted			0
Share options exercised			(139)
Share warrants repurchased			(992)
Modification of share warrant				869
Share options forfeited			0	0
Other			(20)
Ending balance		$ 2,901	$ 2,901	$ 1,462
Payments to acquire or redeem entity's shares		$ 800